CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME	12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Revenues	¥ 83,777,571	$ 12,508,368	¥ 47,938,575	¥ 65,760,651
Cost of revenues	64,352,834	9,608,167	40,723,547	46,154,255
Gross profit	19,424,737	2,900,201	7,215,028	19,606,396
Selling and distribution expenses	10,150,802	1,515,560	8,038,965	4,417,413
General and administrative expenses	83,281,958	12,434,371	45,949,157	26,120,099
Provision for (net recovery of) credit losses	(658,823)	(98,365)	8,191,247	2,203,531
Impairment loss of property and equipment	0		768,312	0
Research and development expenses	8,964,217	1,338,398	5,846,295	7,042,385
Operating expenses	101,738,154	15,189,964	68,793,976	39,783,428
Loss from operations	(82,313,417)	(12,289,763)	(61,578,948)	(20,177,032)
Other income (expenses)
Subsidy income	11,993	1,791	355,667	1,210,318
Interest income	5,567,979	801,463	918,629	54,746
Interest expense	(1,522,526)	(227,320)	(2,210,005)	(1,451,890)
Income (loss) from investment in unconsolidated entity	15,411	2,301	(266,707)	462,879
Fair value changes of warrants liability	174,485,575	26,051,481	35,365,792	0
Remeasurement gain of previously held equity interests in connection with step acquisition			979,254	0
Foreign exchange transaction loss	(118,456)	(17,686)	(146,898)	(17,720)
Impairment loss on goodwill	(2,266,893)	(338,457)	0	0
Other income	15,855	2,367	192,137	78,417
Other income, net	175,988,938	26,275,940	35,187,869	336,750
Income (loss) before income tax	93,675,521	13,986,177	(26,391,079)	(19,840,282)
Income tax expenses (benefit)	(613,874)	(91,654)	(524,251)	282,322
Net income (loss)	94,289,395	14,077,831	(25,866,828)	(20,122,604)
Less: Net loss attributable to non-controlling interests	(1,297,400)	(193,708)	(3,034,094)	(875,903)
Net income (loss) attributable to Recon Technology, Ltd	95,586,795	14,271,539	(22,832,734)	(19,246,701)
Comprehensive income (loss)
Net income (loss)	94,289,395	14,077,831	(25,866,828)	(20,122,604)
Foreign currency translation adjustment	9,332,625	1,393,403	(850,895)	(84,205)
Comprehensive income (loss)	103,622,020	15,471,234	(26,717,723)	(20,206,809)
Less: Comprehensive loss attributable to non- controlling interests	(1,297,400)	(193,708)	(3,034,094)	(875,903)
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ 104,919,420	$ 15,664,942	¥ (23,683,629)	¥ (19,330,906)
Earning (loss) per share -Basic | (per share)	¥ 3.19	$ 0.48	¥ (1.80)	¥ (4.16)
Earning (loss) per share -Diluted | (per share)	¥ 3.19	$ 0.48	¥ (1.80)	¥ (4.16)
Weighted average shares -Basic | shares	30,002,452	30,002,452	12,697,024	4,624,615
Weighted average shares -Diluted | shares	30,002,452	30,002,452	12,697,024	4,624,615
third party
Revenues	¥ 83,777,571	$ 12,508,368	¥ 47,852,918	¥ 65,760,651
Cost of revenues	¥ 64,352,834	$ 9,608,167	40,723,547	46,154,255
related party
Revenues			¥ 85,657	¥ 0